TAXATION (Details 4)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the Differences Between Statutory Tax Rate and the Effective Tax Rate
EIT statutory rate (as a percent)	25.00%	25.00%	25.00%
Difference in EIT rates of certain subsidiaries (as a percent)	(10.00%)	(10.00%)	(10.00%)
Non-deductibility of expenses incurred outside the PRC (as a percent)	3.00%	2.00%	3.00%
Other permanent differences (as a percent)	(1.00%)	(1.00%)
Change in valuation allowance (as a percent)		1.00%	(1.00%)
Effective EIT rate of the Group (as a percent)	17.00%	17.00%	17.00%